Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company estimated the fair value of stock options awarded during the nine months ended September 30, 2014 using the Black-Scholes option pricing model. The fair values of stock options granted were estimated using the following assumptions:

Option Grants Awarded During the Nine Months Ended September 30, 2014
Stock Price	$2.49 to $6.00
Dividend Yield	0%
Expected Volatility	60%
Risk-free interest rate	1.30% to 2.03%
Expected Life	3.75 to 6.25 years

The fair value of the employee stock option granted was estimated using the following assumptions:

December 12, 2013
Price of Company’s stock	$1.68
Dividend yield	0.00%
Expected volatility	60.0%
Risk-free interest rate	1.79%
Expected life	5.93 years

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following is a summary of the Company’s stock option activity during the nine months ended September 30, 2014:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, January 1, 2014	275,689	$1.68	$—	—	$—
Granted	1,542,477	4.63	2.60	—	—
Exercised	—	—	—	—	—
Forfeited	(166,981)	2.52	1.44	—	—
Outstanding September 30, 2014	1,651,185	$4.35	$2.45	9.4	$11,538,844
Exercisable, January 1, 2014	17,231	$1.68	$—	—	$—
Vested	340,580	4.88	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Exercisable, September 30, 2014	357,811	$4.73	$2.62	9.4	$2,365,792

A summary of the status of the Company’s stock option plans and the changes during the years ended December 31, 2013 and 2012, is presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding October 30, 2012 (inception)	—
Issued	—
Exercised	—
Forfeited	—
Outstanding December 31, 2012	—
Issued	275,689	$1.68	$0.23
Exercised	—
Forfeited	—
Outstanding December 31, 2013	275,689	$1.68	$0.23	9.9 years	$—
Exercisable at December 31, 2013	17,231	$1.68	$0.23	9.9 years	$—

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following table presents information related to stock options outstanding and exercisable at September 30, 2014:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$1.68	275,689	9.2	68,922
2.49	370,864	9.3	14,411
3.63	51,958	9.4	38,969
4.99	99,214	9.5	14,260
6.00	853,460	9.5	221,249
	1,651,185	9.4	357,811

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
A summary of the activity related to RSUs for the nine months ended September 30, 2014 is presented below:

	Total	Weighted Average Grant Date Fair Value	Total Grant Date Fair Value
Nonvested at January 1, 2014	—	$—	$—
RSUs granted	484,194	12.40	6,002,925
RSUs vested	(4,509)	11.52	(51,948)
RSUs forfeited	(17,625)	13.23	(233,178)
Nonvested at September 30, 2014	462,060	$12.37	5,717,799

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

The following tables summarize total stock based compensation costs recognized for the three and nine months ended September 30, 2014 and 2013:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Stock options	$325,634	$—	$1,070,939	$—
RSUs	381,856	—	389,482	—
IR warrant	39,410	—	198,983	—
Total	$746,900	$—	$1,659,404	$—

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The total amount of stock-based compensation was reflected within the condensed statements of operations as:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Research and development	$329,138	$—	$568,390	$—
General and administrative	165,228	—	657,738	—
Marketing	252,534	—	433,276	—
Total	$746,900	$—	$1,659,404	$—